QUARTERLY DATA (UNAUDITED) (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
QUARTERLY DATA (UNAUDITED) [Abstract]
Revenues	$ 2,388,589	$ 6,820	$ 7,326,383	$ 8,625	$ 8,361	$ 8,285	$ 8,207	$ 2,368	$ 2,228	$ 4,226,326	$ 24,312,282	$ 31,132,298	$ 21,088,159	$ 8,964,484
Income (loss) from operations		(1,190)	430,998	885	1,039	(179)	(123)	(1,535)	(3,330)
Net income (loss) applicable to common stock before noncontrolling interest	(2,811,685)	(1,046)	381,774	894	721	(349)	(269)	(1,575)	(3,772)	21,935,278	1,997,051	951,254	(5,964,599)	(22,765,484)
Net income (loss) applicable to Ecosphere Technologies, Inc. common stock	$ (2,811,685)	$ (1,051)	$ 315,985	$ 506	$ 365	$ (685)	$ (1,309)	$ (1,861)	$ (3,800)	$ 22,123,084	$ 1,186,631	$ 136,200	$ (7,654,674)	$ (22,237,207)
Net income (loss) per common share applicable to common stock
Basic	$ (0.02)		$ 0				$ (0.01)	$ (0.01)	$ (0.03)	$ 0.13	$ 0.01	$ 0	$ (0.05)	$ (0.17)
Earnings per share, diluted	$ (0.02)		$ 0				$ (0.01)	$ (0.01)	$ (0.03)	$ 0.13	$ 0.01	$ 0	$ (0.05)	$ (0.17)